MASSMUTUAL SELECT FUNDS

MassMutual Select BlackRock Global Allocation Fund

Supplement dated August 1, 2017 to the

Prospectus dated February 1, 2017 and the

Summary Prospectus dated February 1, 2017

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective immediately, the information related to Dennis W. Stattman, CFA for the MassMutual Select BlackRock Global Allocation Fund found under the heading Portfolio Managers in the section titled Management (page 23 of the Prospectus), is hereby removed.

Effective immediately, the information related to Dennis W. Stattman, CFA of BlackRock Investment Management, LLC found under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds (page 132 of the Prospectus), is hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M-17-07

BGA-17-01

MASSMUTUAL SELECT FUNDS

Supplement dated August 1, 2017 to the

Statement of Additional Information dated February 1, 2017

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

Effective immediately, the information related to Dennis W. Stattman, CFA found on page B-302 under the heading Other Accounts Managed in the section titled Appendix C—Additional Portfolio Manager Information is hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI B3001M-17-05